Goodwill and intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 9,689	$ 8,765
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,970	8,905
Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	739	557
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	91	131
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,380	1,332
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,099	3,338
Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	400	427
Operating segments | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	91
Operating segments | Surgical
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,577	4,504
Operating segments | Surgical | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,544	4,544
Operating segments | Surgical | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	564	555
Operating segments | Surgical | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	91	131
Operating segments | Surgical | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	583	229
Operating segments | Surgical | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,099	3,338
Operating segments | Surgical | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	240	251
Operating segments | Vision Care
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,132	1,281
Operating segments | Vision Care | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,426	4,361
Operating segments | Vision Care | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	175	2
Operating segments | Vision Care | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,797	1,103
Operating segments | Vision Care | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	160	176
Not allocated to segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Not allocated to segments | Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980